1933 Act/Rule 497(j)


                                            April 29, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Duff & Phelps Institutional Mutual Funds
         Registration No. 33-80057

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant filed electronically on April 25, 2003.


                                            Very truly yours,
                                            /s/ Matthew A. Swendiman
                                            Matthew A. Swendiman